Ordinary Shares (Tables)	12 Months Ended
Jun. 30, 2025
Ordinary Shares [Abstract]
Schedule of Number of Ordinary Shares Issued

The number of ordinary shares issued immediately following the consummation of the Reverse Recapitalization were as follows:

Number of Shares
Scage International’s ordinary shares issued and outstanding as of June 30, 2024	104,766,463
Scage International’s ordinary shares issued to a PIPE investor on November 19, 2024	3,442,342
Scage International’s ordinary shares issued and outstanding prior to the Reverse Recapitalization	108,208,805
Scage International’s convertible redeemable preferred shares issued and outstanding as of June 30, 2024	31,191,586
Scage International’s convertible redeemable preferred shares issued and outstanding prior to the Reverse Recapitalization	31,191,586

Conversion of Scage International’s ordinary shares (1)	52,382,856
Conversion of Scage International’s convertible redeemable preferred shares (1)	15,099,551
Conversion of Finnovate’s Public Shares (2)	99,085
Conversion of Finnovate’s Sponsor Shares (2)	4,312,500
Conversion of Finnovate’s EBC Founder Shares (2)	150,000
Shares issued to a capital market advisor	200,000
Total number of ordinary shares as of closing of the Reverse Recapitalization	72,243,992
(1)	On the Closing Date, Scage International converted its (i) 108,208,805 issued and outstanding ordinary shares; and (ii) 31,191,586 convertible redeemable preferred shares, issued and outstanding immediately prior to the Reverse Recapitalization into 52,382,856 and 15,099,551 ordinary shares of the Company, respectively, based on the approximately exchange ratio of approximately 1:0.4841.
(2)	On the Closing Date, Finnovate converted its issued and outstanding (i) 99,085 Public Shares after redemption, (ii) 4,312,500 Sponsor Shares, and (iii) 150,000 EBC Founder Shares into 4,561,585 ordinary shares of the Company.